Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($) (Thousands)	Non-GAAP EBITDA(5) ($) (Thousands)
					TSR ($)	Peer Group TSR ($)
2024	3,695,421	33,286,022	1,160,525	9,517,874	310.27	123.89	(194,415)	(30,216)
2023	6,049,470	38,409,964	1,923,067	11,430,710	162.63	102.83	(56,048)	(364)
2022	2,157,067	456,994	811,490	311,906	15.91	109.42	(66,397)	(18,501)
2021	3,659,008	2,725,556	1,251,466	988,822	43.27	169.88	(54,162)	(8,413)
2020	2,476,271	2,242,974	899,965	870,688	71.63	137.07	(58,452)	(3,212)
(1)
Chih-Hsiang (Thompson) Lin was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020 – 2024
Stefan J. Murry
Hung-Lun (Fred) Chang
Shu-Hua (Joshua) Yeh
David C. Kuo

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2024	3,695,421	(2,522,729)	32,113,330	33,286,022
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,160,525	(643,817)	9,001,166	9,517,874
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Total – Inclusion of Equity Values for PEO ($)
2024	9,599,146	25,761,959	238,772	(3,486,574)	32,113,330
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	2,449,764	7,524,673	60,936	(1,034,207)	9,001,166

(4)
The Peer Group TSR set forth in this table utilizes the peer companies used for compensation benchmarking purposes, which are summarized in the “Compensation Discussion and Analysis” section of this Proxy Statement, for the years reflected in the table above but excludes companies that had ceased to be publicly traded as of the end of each fiscal year.

2020	2021	2022 – 2023	2024
Axcelis Technologies, Inc.
ADTRAN Holdings, Inc.
Alpha and Omega Semiconductor Limited
Aviat Networks, Inc.
Calix, Inc.
CalAmp Corp.
Casa Systems, Inc.
Cohu, Inc.
Digi International Inc.
DSP Group, Inc.
EMCORE Corporation
Harmonic Inc.
Inseego Corp.
KVH Industries, Inc.
NeoPhotonics Corporation
Photronics, Inc.
Ribbon Communications Inc.
Xperi Inc.	Axcelis Technologies, Inc.
ADTRAN Holdings, Inc.
Alpha and Omega Semiconductor Limited
Aviat Networks, Inc.
Calix, Inc.
CalAmp Corp.
Casa Systems, Inc.
Cohu, Inc.
Digi International Inc.
EMCORE Corporation
Harmonic Inc.
Inseego Corp.
KVH Industries, Inc.
NeoPhotonics Corporation
Photronics, Inc.
Ribbon Communications Inc.
Xperi Inc.	Axcelis Technologies, Inc.
ADTRAN Holdings, Inc.
Alpha and Omega Semiconductor Limited
Aviat Networks, Inc.
Calix, Inc.
CalAmp Corp.
Casa Systems, Inc.
Cohu, Inc.
Digi International Inc.
EMCORE Corporation
Harmonic Inc.
Inseego Corp.
KVH Industries, Inc.
Photronics, Inc.
Ribbon Communications Inc.
Xperi Inc.	A10 Networks, Inc.
ADTRAN Holdings, Inc.
ACM Research, Inc.
Alpha and Omega Semiconductor Limited Aviat Networks, Inc.
CEVA, Inc.
Clearfield, Inc.
Cohu, Inc.
Comtech
Telecommunications
Digi International Inc.
Harmonic Inc.
indie Semiconductor, Inc.
NETGEAR, Inc.
OneSpan, Inc.
Photronics, Inc.
Ribbon
Communications Inc.
Semtech Corporation SkyWater Technology, Inc.
Vishay Precision Group, Inc.
Xperi Inc.
The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the compensation benchmarking peers, respectively. Historical stock performance is not necessarily indicative of future stock performance. As described in the Compensation Discussion and Analysis section of this Proxy Statement, after the compensation committee reviewed our compensation peer group in the third quarter of 2023, the compensation committee updated the peer group criteria and the peer group companies that were used to assist with the determination of compensation for our executive officers for fiscal 2024. If the previous peer group had been used to calculate the peer group TSR, the amounts shown for 2024, 2023, 2022, 2021 and 2020 would have been $156.26, $178.88, $178.07, $215.25, and $142.68, respectively
(5)
We determined Non-GAAP EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024. A definition of Non-GAAP EBITDA is provided in the Compensation Discussion and Analysis section of this Proxy Statement, and a reconciliation of Non-GAAP EBITDA to GAAP is attached to this Proxy Statement as Appendix A.

Named Executive Officers, Footnote
(1)
Chih-Hsiang (Thompson) Lin was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.
2020 – 2024
Stefan J. Murry
Hung-Lun (Fred) Chang
Shu-Hua (Joshua) Yeh
David C. Kuo

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the peer companies used for compensation benchmarking purposes, which are summarized in the “Compensation Discussion and Analysis” section of this Proxy Statement, for the years reflected in the table above but excludes companies that had ceased to be publicly traded as of the end of each fiscal year.

PEO Total Compensation Amount	$ 3,695,421	$ 6,049,470	$ 2,157,067	$ 3,659,008	$ 2,476,271
PEO Actually Paid Compensation Amount	$ 33,286,022	38,409,964	456,994	2,725,556	2,242,974
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.
Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2024	3,695,421	(2,522,729)	32,113,330	33,286,022
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Total – Inclusion of Equity Values for PEO ($)
2024	9,599,146	25,761,959	238,772	(3,486,574)	32,113,330

Non-PEO NEO Average Total Compensation Amount	$ 1,160,525	1,923,067	811,490	1,251,466	899,965
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,517,874	11,430,710	311,906	988,822	870,688
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,160,525	(643,817)	9,001,166	9,517,874
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	2,449,764	7,524,673	60,936	(1,034,207)	9,001,166

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2024 to Company performance. The measures in this table are not ranked.
Non-GAAP EBITDA Relative TSR

Total Shareholder Return Amount	$ 310.27	162.63	15.91	43.27	71.63
Peer Group Total Shareholder Return Amount	123.89	102.83	109.42	169.88	137.07
Net Income (Loss)	$ (194,415,000)	$ (56,048,000)	$ (66,397,000)	$ (54,162,000)	$ (58,452,000)
Company Selected Measure Amount	(30,216,000)	(364,000)	(18,501,000)	(8,413,000)	(3,212,000)
PEO Name	Chih-Hsiang (Thompson) Lin
Equity Awards Adjustments, Footnote
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Total – Inclusion of Equity Values for PEO ($)
2024	9,599,146	25,761,959	238,772	(3,486,574)	32,113,330
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	2,449,764	7,524,673	60,936	(1,034,207)	9,001,166

Pervious Peer Group Total Shareholder Return Amount	$ 156.26	$ 178.88	$ 178.07	$ 215.25	$ 142.68
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP EBITDA
Non-GAAP Measure Description
(5)
We determined Non-GAAP EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024. A definition of Non-GAAP EBITDA is provided in the Compensation Discussion and Analysis section of this Proxy Statement, and a reconciliation of Non-GAAP EBITDA to GAAP is attached to this Proxy Statement as Appendix A.

Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 32,113,330
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,599,146
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,761,959
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	238,772
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,486,574)
PEO | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,522,729)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,001,166
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,449,764
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,524,673
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,936
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,034,207)
Non-PEO NEO | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (643,817)